DEFERRED REVENUE - PARTICIPATION AGREEMENTS: Schedule of License Co-Development Participation Agreements (Tables)	9 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of License Co-Development Participation Agreements

Agreement #	Date of Funding	Amount Funded	Warrants	Term	Exercise Price	Revenue Share	Minimum Payment Threshold	Buy-back Premium % pre-18 mos.	Buy-back Premium % post 18 mos.
1	April 13, 2020	$100,000	300,000	5 Years	$0.12	1.500%	-	40%	40%
2	April 13, 2020	150,000	450,000	5 Years	0.12	2.250%	-	40%	40%
3	April 13, 2020	150,000	450,000	5 Years	0.12	2.250%	-	40%	40%
4	May 7, 2020	250,000	750,000	5 Years	0.12	3.750%	-	40%	40%
5	June 1, 2020	275,000	825,000	5 Years	0.11	4.125%	$82,500	40%	50%
6	June 3, 2020	225,000	675,000	5 Years	0.11	3.375%	67,500	40%	50%
7	July 8, 2020	100,000	300,000	5 Years	0.12	1.500%	30,000	40%	50%
8	Aug. 24, 2020	125,000	375,000	5 Years	0.12	1.875%	37,500	40%	50%
9	Sept. 14, 2020	150,000	450,000	5 Years	0.12	2.250%	45,000	40%	50%
10	Sept. 15, 2020	50,000	150,000	5 Years	0.12	0.750%	15,000	40%	50%
11	Sept. 15, 2020	50,000	150,000	5 Years	0.12	0.750%	15,000	40%	50%
12	Sept. 25, 2020	300,000	450,000	5 Years	0.12	4.500%	420,000	40%	50%
		$1,925,000	5,325,000			28.875%	$712,500